New accounting standards and amendments for the 2024 period and upcoming requirements	12 Months Ended
Dec. 31, 2024
Disclosure of initial application of standards or interpretations [abstract]
New accounting standards and amendments for the 2024 period and upcoming requirements
New standards and amendments adopted by the Bank
The following amendments and modifications have been applied by the Bank without identifying material impacts on the consolidated financial statements, or on their disclosures:
–Classification of Liabilities as Current or Non-current (Amendments to IAS 1): The amendments clarify that the classification of liabilities as current and non-current interacts with an unconditional right to defer settlement relative to having the discretion to refinance or extend an obligation. A clarification of liquidation is included. The amendments are effective for annual periods beginning on or after January 1, 2024.
–Lease Liability in a Sale and Leaseback (Amendments to IFRS 16): The amendments clarify how a seller-lessee accounts for variable lease payments arising in a sale and leaseback transaction. The amendments introduce a new accounting model for variable payments and will require seller-lessees to reassess and potentially restate sale-leaseback transactions. The amendments are effective for annual periods beginning on or after January 1, 2024.
–Supplier financing arrangements - IFRS 7: The amendments introduce two new disclosure objectives, one in IAS 7 and another in IFRS 7, for a company to provide information about its financing arrangements with suppliers that allows users (investors ) evaluate the effects of these agreements on the company's liabilities and cash flows, as well as the company's exposure to liquidity risk. The amendments are effective for annual periods beginning on or after January 1, 2024.
New accounting standards and amendments not yet adopted by the Bank
Certain new accounting standards and amendments to accounting standards are effective for the years 2025, 2026 and 2027 and earlier application is permitted. The Bank has not early adopted any of these new accounting standards or amendments in preparing these consolidated financial statements.
January 1, 2025: Lack of Interchangeability - Amendments to IAS 21: The amendments add requirements to help entities to determine whether a currency is exchangeable into another currency and which spot exchange rate to use when it is not. Prior to these amendments, IAS 21 set out the exchange rate to use when exchangeability is temporary lacking, but not what to do when the lack of exchangeability is not temporary.
The Bank does not anticipate that the application of these amendments has an impact on the Bank’s consolidated financial statements in the future periods.

January 1, 2026: Classification and measurement of financial instruments - Amendments to IFRS 9 and IFRS 7: The specific amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures include new requirements not only for financial institutions but also for corporate entities. These amendments:
New accounting standards and amendments not yet adopted by the Bank (continued)

a.clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;

b.clarify and add further guidance for assessing whether a financial asset meets the solely payments-of-principal-and-interest (SPPI) criterion;

c.add new disclosures for certain instruments with contractual terms that may change cash flows (such as some financial instruments with features linked to the achievement of environmental, social and governance objectives); and

d.update disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

The Bank is in the process of assessing the impact of the new amendments.

January 1, 2027: Presentation and disclosure in financial statements - IFRS 18: This new standard on presentation and disclosure in financial statements, which replaces IAS 1, with a focus on updates the statements of profit or loss.

Key new concepts introduced in IFRS 18 relate to:

a.the structure of the statement of profit or losses with defined subtotals;

b.requirement to determine the most useful summary structure for presenting expenses in the statement of profit of losses disclosures

c.required disclosures in a single note within the financial statements for certain profit or loss performance measures that are reported outside an entity's financial statements (i.e., performance measures defined by management, "MPMs"); and

d.enhanced principles on aggregation and disaggregation that apply to the primary financial statements and notes generally.

The Bank is still in the process of assessing the impact of the new standard, particularly with respect to the structure of the consolidated statement of profit or loss, the statement of cash flows and the additional disclosures required for MPMs. The Bank is also assessing the impact of on how information is grouped in the consolidated financial statements, including for items currently labelled as “other”.

January 1, 2027: Subsidiaries without Public Accountability - IFRS 19. The new standard allow for certain eligible subsidiaries that report under IFRS accounting standards apply reduced disclosure requirements of IFRS 19. These reduce disclosure requirement are expected to balance the information needs of users of eligible subsidiaries' financial statements with cost savings for preparers. IFRS 19 is a voluntary standard for eligible subsidiaries. A subsidiary is eligible if:

a.has no public accountability; and

b.has an ultimate or intermediate parent company that produces consolidated financial statements available for public use that comply with IFRS Accounting Standards.

The Bank does not anticipate that IFRS 19 will be applied for purposes of the Bank’s consolidated financial statements.